LEASE	6 Months Ended
Mar. 31, 2024
LEASE
LEASE

NOTE 12 – LEASE

As of September 30, 2023, the VIE and VIE’s subsidiaries have one factory lease with expiration date through December 2025. For the years ended September 30, 2023, 2022 and 2021, the lease expenses were $30,275, $63,480 and $109,346, respectively. Balance sheet information related to the VIE and VIE’s subsidiaries’ operating leases as of March 31, 2024 and September 30, 2023 was as follows:

	As of	As of
	March 31,	September 30,
	2024	2023
Operating Lease Assets:
Right-of-use asset	$47,672	$59,300
Total right-of-use asset	47,672	59,300
Lease obligations:
Current lease liabilities	83,089	73,560
Non-current lease liabilities	17,667	24,575
Total Lease liabilities	$100,756	$98,135

Remaining Lease Term Operating Lease	1.75 years	2.25 years
Discount rate	5.5%	5.5%

Lease liability maturities as of March 31, 2024, are as follows:

Operating,
lease
For the six months ending September 30, 2024	55,393
For the year ending March 31, 2025	27,696
For the year ending March 31, 2026	20,772
Total minimum lease payments	$103,861
Less: Imputed interest	(3,105)
Total	$100,756